Long-term investments - Equity method investees (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Equity Method Investment [Roll Forward]
Carrying value, January 1		$ 381,802
Net loss attributable to AQN		(5,936)	$ (21,416)
Impairment	$ 0		(75,910)
Carrying value, December 31	381,802	456,393	381,802
Investments in Significant Partnerships and Joint Ventures
Equity Method Investment [Roll Forward]
Carrying value, January 1		381,802	433,850
Additional investments		91,205	110,441
Net loss attributable to AQN		(5,936)	(21,416)
OCI attributable to AQN		7,693	(67,110)
Dividend received		(4,600)	(1,183)
Impairment			(75,910)
Other		(13,771)	3,130
Carrying value, December 31	$ 381,802	$ 456,393	$ 381,802